22. Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

22.        Subsequent events

On March 19, 2019, Affimed announced that the Group will receive a payment in an undisclosed amount on the achievement of a preclinical milestone under its ongoing strategic collaboration with Genentech.